Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property Plant and Equipment

Particulars	Land	Building (Owned)	Buildings (Right-of-use)	Computers	Furniture and Fixtures	Office Equipment	Motor Vehicles	Leasehold Improvements	Capital Work- in-Progress	Total
Cost
Balance as at April 1, 2021	892	537	23,528	12,954	889	1,873	1,661	5,004	—	47,338
Additions/adjustments	—	—	1,891	1,600	25	98	1,367	9	—	4,990
Disposals/adjustments	—	—	(1,669)	(779)	(35)	(137)	(409)	(319)	—	(3,348)
Effect of movements in foreign exchange rates	(53)	(32)	(674)	(399)	(22)	(58)	(67)	(145)	—	(1,450)
Balance as at March 31, 2022	839	505	23,076	13,376	857	1,776	2,552	4,549	—	47,530
Balance as at April 1, 2022	839	505	23,076	13,376	857	1,776	2,552	4,549	—	47,530
Acquisitions through business combination (refer note 7 (b) and 7 (c))	—	—	202	17	11	3	—	—	—	233
Additions/adjustments	—	—	7,530	2,616	275	85	2,648	1,846	19	15,019
Disposals/adjustments	—	—	(1,585)	(1,788)	(140)	(63)	(793)	(632)	—	(5,001)
Effect of movements in foreign exchange rates	(21)	(19)	(1,825)	(1,070)	(64)	(115)	(244)	(377)	—	(3,735)
Balance as at March 31, 2023	818	486	27,398	13,151	939	1,686	4,163	5,386	19	54,046
Accumulated depreciation
Balance as at April 1, 2021	—	537	9,490	10,128	564	1,430	815	2,215	—	25,179
Depreciation for the year	—	—	3,064	1,675	132	227	465	460	—	6,023
Disposals/adjustments	—	—	(793)	(754)	(33)	(126)	(291)	(177)	—	(2,174)
Effect of movements in foreign exchange rates	—	(32)	(303)	(317)	(16)	(45)	(29)	(69)	—	(811)
Balance as at March 31, 2022	—	505	11,458	10,732	647	1,486	960	2,429	—	28,217
Balance as at April 1, 2022	—	505	11,458	10,732	647	1,486	960	2,429	—	28,217
Depreciation for the year	—	—	3,220	1,363	116	132	814	451	—	6,096
Disposals/adjustments	—	—	(340)	(1,768)	(138)	(55)	(593)	(629)	—	(3,523)
Effect of movements in foreign exchange rates	—	(19)	(871)	(835)	(44)	(98)	(79)	(178)	—	(2,124)
Balance as at March 31, 2023	—	486	13,467	9,492	581	1,465	1,102	2,073	—	28,666
Carrying amounts
As at April 1, 2021	892	—	14,038	2,826	325	443	846	2,789	—	22,159
As at March 31, 2022	839	—	11,618	2,644	210	290	1,592	2,120	—	19,313
As at April 1, 2022	839	—	11,618	2,644	210	290	1,592	2,120	—	19,313
As at March 31, 2023	818	—	13,931	3,659	358	221	3,061	3,313	19	25,380

Note: The Company has pledged certain property, plant and equipment against bank loans and various credit facilities (refer note 28).